Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue by Types (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 170,962	$ 24,079	¥ 531,064	¥ 2,184,520
Other Educational Products and Services
Disaggregation Of Revenue [Line Items]
Net revenues	21,843		415,699	55,910
Teaching and Learning SaaS Offerings
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 149,119		¥ 115,365
Online K-12 Tutoring Services
Disaggregation Of Revenue [Line Items]
Net revenues				¥ 2,128,610